ACCOUNTS RECEIVABLE, NET (Details Narrative) - Subsequent Collection [Member]	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of subsequent collection		100.00%
Less Than 6 Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of subsequent collection	65.00%	100.00%